Derivatives and Hedging Effect of Derivative Financial Instruments on Consolidated Statements of Operations and Comprehensive Income (Loss) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments, Gain (Loss)
Net liability position, aggregate fair value	$ 27,300,000
Assets needed for immediate settlement, aggregate fair value	27,300,000
Interest Expense | Cash Flow Hedging
Derivative Instruments, Gain (Loss)
Loss reclassified from Accumulated OCI into Income, effective portion	(7,222,000)	(3,164,000)	(437,000)
Loss on Hedging Activities | Cash Flow Hedging
Derivative Instruments, Gain (Loss)
Loss on discontinuation of cash flow hedge due to forecasted transaction probable of not occurring	0	0	(289,000)
Interest Rate Swap | Cash Flow Hedging
Derivative Instruments, Gain (Loss)
Gain (loss) recognized in Other Comprehensive Income (Loss), effective portion, net	$ (15,985,000)	$ (19,302,000)	$ 0